Financial Instruments	6 Months Ended
Jun. 30, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Financial Instruments	27. FINANCIAL INSTRUMENTS
a) Measurement basis of financial assets and liabilities
Disclosures relating to fair value measurement and hierarchy, valuation techniques and the control framework and related aspects pertaining to financial instruments at fair value are included in the 2022 Annual Report. Valuation, sensitivity methodologies and inputs at 30 June 2023 are consistent with those described in Note 39 to the Consolidated Financial Statements in the 2022 Annual Report. Details regarding fair value measurement under a valuation technique of groups of financial assets and liabilities with offsetting positions in market risks or credit risks, on the basis of net exposure using the exception under IFRS 13, can be found in Note 39(a) to the Consolidated Financial Statements in the 2022 Annual Report.
b) Fair values of financial instruments carried at amortised cost
The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2023 and 31 December 2022. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value. Details of the valuation methodology of the financial assets and financial liabilities carried at amortised cost can be found in Note 39(d) to the Consolidated Financial Statements in the 2022 Annual Report.

	30 June 2023		31 December 2022
	Fair	Carrying	Fair	Carrying
	value	value	value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	203,871	211,055	212,479	219,716
Loans and advances to banks	1,173	1,173	992	992
Reverse repurchase agreements - non trading	12,007	12,024	7,341	7,348
Other financial assets at amortised cost	138	152	144	156
	217,189	224,404	220,956	228,212
Liabilities
Deposits by customers	187,885	187,934	195,534	195,568
Deposits by banks	25,637	25,580	28,034	28,525
Repurchase agreements - non trading	9,853	9,853	7,982	7,982
Debt securities in issue	31,241	31,831	30,505	31,531
Subordinated liabilities	2,424	2,150	2,601	2,332
	257,040	257,348	264,656	265,938
c) Fair values of financial instruments measured at fair value
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2023 and 31 December 2022, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2023				31 December 2022
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	1,446	—	1,446	—	2,044	—	2,044	A
	Interest rate contracts	—	3,232	3	3,235	—	2,399	7	2,406	A & C
	Equity and credit contracts	—	104	33	137	—	100	30	130	B & D
	Netting	—	(2,262)	—	(2,262)	—	(2,173)	—	(2,173)
		—	2,520	36	2,556	—	2,370	37	2,407
Other financial assets at FVTPL	Loans and advances to customers	—	—	42	42	—	—	45	45	A
	Debt securities	—	159	60	219	—	12	72	84	A, B & D
		—	159	102	261	—	12	117	129
Financial assets at FVOCI	Debt securities	6,968	104	—	7,072	5,996	28	—	6,024	D
		6,968	104	—	7,072	5,996	28	—	6,024
Total assets at fair value		6,968	2,783	138	9,889	5,996	2,410	154	8,560

Liabilities
Derivative financial instruments	Exchange rate contracts	—	440	—	440	—	471	—	471	A
	Interest rate contracts	—	3,345	—	3,345	—	2,624	4	2,628	A & C
	Equity and credit contracts	—	11	9	20	—	17	8	25	B & D
	Netting	—	(2,262)	—	(2,262)	—	(2,173)	—	(2,173)
		—	1,534	9	1,543	—	939	12	951
Other financial liabilities at FVTPL	Debt securities in issue	—	463	—	463	—	477	3	480	A
	Structured deposits	—	401	—	401	—	321	—	321	A
	Collateral and associated financial guarantees	—	—	—	—	—	2	—	2	D
		—	864	—	864	—	800	3	803
Total liabilities at fair value		—	2,398	9	2,407	—	1,739	15	1,754
Transfers between levels of the fair value hierarchy
In H123 there were no significant (H122: no significant) transfers of financial instruments between levels of the fair value hierarchy.
d) Valuation techniques
The main valuation techniques employed in internal models to measure the fair value of the financial instruments are disclosed in Note 39(b) to the Consolidated Financial Statements in the 2022 Annual Report. Santander UK did not make any material changes to the valuation techniques and internal models it used in H123.
e) Fair value adjustments
The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied.
The fair value adjustments are set out in the following table:

	30 June 2023	31 December 2022
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(8)	(12)
- Uncertainty	7	12
- Credit risk adjustment	—	2
- Funding fair value adjustment	—	1
	(1)	3
Day One profit	—	1
	(1)	4
Risk-related adjustments
Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads. For more details, see ‘Risk-related adjustments’ in Note 39(f) to the Consolidated Financial Statements in the 2022 Annual Report.
f) Internal models based on information other than market data (Level 3)
Valuation techniques
There have been no significant changes to the valuation techniques as set out in Note 39(g) to the Consolidated Financial Statements in the 2022 Annual Report
Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in H123:

	Assets			Liabilities
	Derivatives	Other financial assets at FVTPL	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2023	37	117	154	(12)	(3)	(15)
Total (losses)/gains recognised:
Fair value movements(2)	7	(7)	—	(1)	—	(1)
Purchases	—	1	1	—	—	—
Netting(1)	—	(2)	(2)	—	—	—
Settlements	(8)	(7)	(15)	4	3	7
At 30 June 2023	36	102	138	(9)	—	(9)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period(2)	7	(7)	—	(1)	—	(1)
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19 to the Consolidated Financial Statements in the 2022 Annual Report
(2)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)There has been no significant change to the unobservable inputs and sensitivities used in Level 3 fair values as set out in Note 39(g) to the Consolidated Financial Statements in the 2022 Annual Report